Trade receivables (Details 2) - ARS ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Trade receivables	$ 27,991	$ 34,212
Past due member
IfrsStatementLineItems [Line Items]
Trade receivables	8,593	9,223
Up to3 months member
IfrsStatementLineItems [Line Items]
Trade receivables	$ 19,398	$ 24,989